TRADE AND OTHER RECEIVABLES (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Trade debtors, Net	$ 151,017,754	$ 150,509,528
Other debtors, Net	41,688,151	39,620,246
Other accounts receivable, Net	1,315,348	947,814
Total trade debtors and other accounts receivable, Net	194,021,253	191,077,588
Trade debtors, Gross	154,591,684	153,654,549
Other debtors, Gross	44,691,925	42,719,679
Other accounts receivable, Gross	1,533,307	1,196,347
Total trade debtors and other accounts receivable, Gross	200,816,916	197,570,575
Non-current
Trade debtors, Net	40,432
Other debtors, Net	32,219	466,007
Other accounts receivable, Net	1,211	57,762
Total trade debtors and other accounts receivable, Net	73,862	523,769
Trade debtors, Gross	40,432
Other debtors, Gross	32,219	466,007
Other accounts receivable, Gross	1,211	57,762
Total trade debtors and other accounts receivable, Gross	$ 73,862	$ 523,769